Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) PSU USDperPSU	Dec. 31, 2022 USD ($) PSU	Dec. 31, 2021 USD ($) PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	372,460	444,620	513,510
PSU liability at Dec 31, 2023 | $	$ 21,126	$ 21,239	$ 26,305
Grant Year 2021 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2024
Number outstanding | PSU	126,590
Estimated Value Per PSU at Maturity | USDperPSU	50.94
Anticipated performance factor at maturity	200.00%
Percent of vesting period complete	93.00%
PSU liability at Dec 31, 2023 | $	$ 12,013
Grant Year 2022 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2025
Number outstanding | PSU	118,240
Estimated Value Per PSU at Maturity | USDperPSU	50.27
Anticipated performance factor at maturity	193.00%
Percent of vesting period complete	60.00%
PSU liability at Dec 31, 2023 | $	$ 6,866
Grant Year 2023 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2026
Number outstanding | PSU	127,630
Estimated Value Per PSU at Maturity | USDperPSU	49.51
Anticipated performance factor at maturity	133.00%
Percent of vesting period complete	27.00%
PSU liability at Dec 31, 2023 | $	$ 2,247